Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift, Interest [Abstract]
Summary of Interest Expense, Net

Interest expense, net consisted of the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Income	30	20	18
Expense	(52)	(40)	(40)

Total	(22)	(20)	(22)